FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2022
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 4)
ASSETS
Current assets:
Cash and cash equivalents	621,034	70,937	10,285
Short-term investment	196,462	2,487,775	360,693
Amounts due from subsidiaries	2,692,898	5,810,721	842,475
Total current assets	3,510,394	8,369,433	1,213,453
Investments in equity investees including subsidiaries, consolidated VIE, VIE’s subsidiaries	45,807,179	52,512,859	7,613,649
TOTAL ASSETS	49,317,573	60,882,292	8,827,102
LIABILITIES AND EQUITY
Dividends payable	708	1,497	217
Other current liability	42,358	63,273	9,174
Short-term bank borrowing	637,260	—	—
Total current liabilities	680,326	64,770	9,391
Convertible senior notes	—	6,788,971	984,308
Total liabilities	680,326	6,853,741	993,699

Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares Authorized; 826,943,309 shares issued and 808,448,289 shares outstanding as of December 31, 2021; 826,943,309 shares issued and 809,247,109 shares outstanding as of December 31, 2022)	535	535	77
Additional paid-in capital	28,229,026	26,717,727	3,873,706
Treasury shares, at cost (11,683,474 and 11,671,525 shares as of December 31, 2021 and 2022, respectively)	(2,067,009)	(2,062,530)	(299,039)
Retained earnings	22,716,799	29,459,491	4,271,225
Accumulated other comprehensive loss	(242,104)	(86,672)	(12,566)
Total shareholders’ equity	48,637,247	54,028,551	7,833,403
TOTAL LIABILITIES AND EQUITY	49,317,573	60,882,292	8,827,102

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 4)
Operating expenses:
General and administrative	(284,193)	(251,146)	(197,209)	(28,593)
Other operating income, net	146,168	54,620	59,881	8,682
Total operating expenses	(138,025)	(196,526)	(137,328)	(19,911)
Interest income	199,991	72,987	22,927	3,324
Interest expense	—	(2,206)	(64,412)	(9,339)
Income/(loss) from operations	61,966	(125,745)	(178,813)	(25,926)
(Loss)/gain from fair value change at financial instruments	(2,948)	(40,916)	15,995	2,319
Income before income tax and share of loss in equity method investments	59,018	(166,661)	(162,818)	(23,607)
Income tax expense	(62,887)	(23,101)	(19,987)	(2,898)
Share of profit in subsidiaries, consolidated VIE, VIE’s subsidiaries	4,316,082	4,944,589	6,991,861	1,013,724
Net income attributable to ZTO Express (Cayman) Inc.	4,312,213	4,754,827	6,809,056	987,219
Net income attributable to ordinary shareholders	4,312,213	4,754,827	6,809,056	987,219
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(771,291)	(146,533)	155,432	22,536
Comprehensive income	3,540,922	4,608,294	6,964,488	1,009,755

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 4)
Cash flows from operating activities:
Net income	4,312,213	4,754,827	6,809,056	987,219
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	264,154	248,027	178,980	25,950
Share of profit in subsidiaries and VIE	(4,316,082)	(4,944,589)	(6,991,861)	(1,013,724)
Changes in operating assets and liabilities:
Prepayments and other current assets	105,610	13,013	—	—
Deferred income tax	28,146	—	—	—
Other current liabilities	—	17,598	19,463	2,823
Other non-current liabilities	(90,877)	—	—	—
Net cash provided by operating activities	303,164	88,876	15,638	2,268
Cash flows from investing activities:
Loans to and investments in subsidiaries, consolidated VIE, VIE’s subsidiaries and equity investees	(10,010,593)	(1,249,655)	(2,580,373)	(374,119)
Purchases of short-term investment	(6,095,450)	(8,268,243)	(4,171,949)	(604,876)
Maturity of short-term investment	12,297,430	10,552,118	1,840,751	266,884
Maturity of long-term investment	—	645,110	—	—
Net cash provided by /(used in) investing activities	(3,808,613)	1,679,330	(4,911,571)	(712,111)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498	9,771,782	—	—	—
Payment of issuance cost	—	(887)	(228)	(33)
Payment of dividends	(1,649,308)	(1,353,969)	(1,323,205)	(191,847)
Proceeds from issuance of convertible senior notes, net of issuance cost paid and capped call option	—	—	6,416,762	930,343
Repurchase of ordinary shares	(1,228,341)	(3,810,586)	(84,547)	(12,258)
Proceeds from short-term borrowing	—	647,386	655,520	95,041
Repayment of short-term borrowing	—	—	(1,442,104)	(209,085)
Net cash (used in)/provided by financing activities	6,894,133	(4,518,056)	4,222,198	612,161
Effect of exchange rate changes on cash, cash equivalents	(339,801)	(72,740)	123,638	17,926
Net change in cash, cash equivalents	3,048,883	(2,822,590)	(550,097)	(79,756)
Cash, cash equivalents, beginning of year	394,741	3,443,624	621,034	90,041
Cash, cash equivalents, end of year	3,443,624	621,034	70,937	10,285

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 4)
Supplemental disclosure on non-cash information
Cash dividends declared in payables	9,673	321	730	106

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1)           Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)           The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’s profit or loss as “Equity in profit/loss of subsidiaries and VIE” on the Condensed Statements of Operations and Comprehensive Income.

3)           As of December 31, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of the Company.

4)           Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of 6.8972, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2022, or at any other rate.